Note 9 - Industry Segment Data	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
9 .	INDUSTRY SEGMENT DATA

The Company is engaged in the steel processing, pipe manufacturing and processing and steel and pipe distribution business. Within the Company, there are two
product groups: coil and tubular. The Company’s coil operations involve converting steel coils into flat sheet and plate steel cut to customer specifications and reselling steel coils. Through its tubular operations, the Company purchases, processes, manufactures and markets tubular products. The following is a summary of significant financial information relating to the product groups:

	Year Ended March 31
	201 9	2018 As Adjusted
NET SALES:
Coil	$124,555,478	$90,132,804
Tubular	62,599,015	31,024,474
TOTAL NET SALES	$187,154,493	$121,157,278
OPERATING PROFIT:
Coil	$6,414,396	$5,723,623
Tubular	2,328,871	2,024,035
TOTAL OPERATING PROFIT	8,743,267	7,747,658
General corporate expenses	(2,342,279)	(1,980,124)
Interest expense	(17,546)	(27,846)
Interest and other income	440,503	24,900
TOTAL EARNINGS BEFORE INCOME TAXES	$6,823,945	$5,764,588
IDENTIFIABLE ASSETS:
Coil	$43,104,205	$34,358,704
Tubular	31,519,755	43,010,190
	74,623,960	77,368,894
General corporate assets	11,978,022	4,284,413
TOTAL ASSETS	$86,601,982	$81,653,307
DEPRECIATION:
Coil	$551,241	$570,819
Tubular	782,327	779,590
Corporate and other	6,924	5,938
	$1,340,492	$1,356,347
CAPITAL EXPENDITURES:
Coil	$396,299	$35,720
Tubular	377,400	306,310
Corporate and other	34,290	7,154
	$807,989	$349,184

Operating profit is total net sales less operating expenses, excluding general corporate expenses, interest expense and interest and other income. General corporate expenses reflect general and administrative expenses not
directly associated with segment operations and consist primarily of corporate and accounting salaries, professional fees and services, bad debts, retirement plan contribution expense, corporate insurance expenses, restricted stock plan compensation expense and office supplies. At
March 31, 2019
and
March 31, 2018,
corporate assets consisted primarily of cash and the cash value of officers’ life insurance. Although inventory is transferred at cost between product groups, there are no
sales between product groups.